Development, Exclusivity and Option Products Agreement (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Feb. 28, 2021	Jun. 30, 2023
Development, Exclusivity and Option Products Agreement (Details) [Line Items]
Received amount	$ 50,000
Cash payment	$ 14,000
Development Agreement [Member]
Development, Exclusivity and Option Products Agreement (Details) [Line Items]
Proceeds of payments		$ 36,000
Collplant [Member]
Development, Exclusivity and Option Products Agreement (Details) [Line Items]
Payment received		$ 10,000